LONG-TERM DEBT - Components of Long-term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 30, 2012	Jan. 01, 2012
Debt Instruments [Abstract]
Long-term debt and capital lease obligations	$ 51,520	$ 62,619
Less current portion	(2,361)	(2,470)
Long-term portion	49,159	60,149
Revolving credit facility
Debt Instruments [Abstract]
Long-term debt and capital lease obligations	43,629	52,389
Capital lease obligations
Debt Instruments [Abstract]
Long-term debt and capital lease obligations	7,891	9,945
Loan payable
Debt Instruments [Abstract]
Long-term debt and capital lease obligations	$ 0	$ 285